Capital Management and Risk Policies - Summary of Mortgage Portfolio LTV Distribution (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 ARS ($)
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	$ 45,045
Lower than 50% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	Lower than 50%
Exposure	$ 614
50 to 60% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	50 to 60%
Exposure	$ 152
60 to 70% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	60 to 70%
Exposure	$ 377
70 to 80% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	70 to 80%
Exposure	$ 118
80 to 90% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	80 to 90%
Exposure	$ 137
90 to 100% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	90 to 100%
Exposure	$ 1,984
Higher than100% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	Higher than 100%
Exposure	$ 41,663